UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.0%

Aerospace & Defense-0.5%
4,400	Raytheon Co. (a)	$919,336

Air Freight & Logistics-1.2%
7,700	FedEx Corp. (a)	2,021,096

Airlines-2.3%
43,700	Delta Air Lines, Inc.	2,480,849
41,000	Japan Airlines Co., Ltd.	1,544,683
		4,025,532

Auto Components-1.5%
18,900	Aptiv PLC	1,793,232
154,000	GKN PLC	924,481
		2,717,713

Banks-13.1%
181,500	Banco Bilbao Vizcaya Argentaria SA	1,705,383
68,000	Bank of America Corp. (a)	2,176,000
20,800	BNP Paribas SA	1,719,894
1,378,000	China Construction Bank Corp.-Class H	1,588,919
23,400	Citigroup, Inc. (a)	1,836,432
41,300	Citizens Financial Group, Inc. (a)	1,895,670
468,800	Intesa Sanpaolo SpA	1,839,533
154,800	Mediobanca Banca di Credito Finanziario SpA	1,881,943
263,900	Mitsubishi UFJ Financial Group, Inc.	1,984,145
89,000	Regions Financial Corp. (a)	1,711,470
44,300	Swedbank AB-A Shares	1,132,250
12,900	The PNC Financial Services Group, Inc. (a)	2,038,458
23,500	Wells Fargo & Co. (a)	1,545,830
		23,055,927

Biotechnology-0.9%
11,500	Shire PLC-ADR	1,610,460

Capital Markets-3.6%
99,900	Ares Capital Corp. (a)	1,593,405
10,700	Deutsche Boerse AG	1,372,962
9,300	Evercore, Inc.-Class A	935,115
53,300	OM Asset Management PLC (a)	953,537
39,000	The Blackstone Group LP (a)	1,425,450
		6,280,469

Chemicals-2.5%
57,000	Clariant AG (b)	1,631,459
26,500	Huntsman Corp.	916,105
21,900	Symrise AG	1,831,514
		4,379,078

Commercial Services & Supplies-0.5%
21,000	ISS A/S	819,401

Communications Equipment-1.4%
38,000	Cisco Systems, Inc. (a)	1,578,520

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

169,000	Nokia OYJ	813,480
		2,392,000

Construction & Engineering-2.9%
33,000	Bouygues SA	1,834,278
932,500	China Railway Construction Corp., Ltd.-Class H	1,133,641
93,737	Ferrovial SA	2,150,104
		5,118,023

Consumer Finance-0.8%
9,900	Discover Financial Services	790,020
17,500	Synchrony Financial (a)	694,400
		1,484,420

Diversified Telecommunication Services-1.2%
40,000	BT Group PLC-SP ADR	750,400
75,000	DNA OYJ	1,406,986
		2,157,386

Electric Utilities-1.6%
26,700	FirstEnergy Corp.	878,430
12,500	NextEra Energy, Inc. (a)	1,980,250
		2,858,680

Electrical Equipment-0.4%
228,200	Melrose Industries PLC	733,558

Electronic Equipment, Instruments & Components-1.2%
20,900	TE Connectivity, Ltd. (a)	2,142,877

Energy Equipment & Services-1.5%
17,200	Helmerich & Payne, Inc.	1,238,916
18,000	Schlumberger, Ltd.	1,324,440
		2,563,356

Equity Real Estate Investment-3.3%
882	Alexander & Baldwin, Inc.	23,391
90,900	Colony NorthStar, Inc.-Class A (a)	816,282
23,000	CyrusOne, Inc. (a)	1,326,870
100,000	Dream Global Real Estate Investment Trust	1,010,569
1,700	LaSalle Logiport REIT	1,835,944
35,750	The Geo Group, Inc.	806,162
		5,819,218

Food & Staples Retailing-1.1%
24,800	CVS Health Corp. (a)	1,951,512

Food Products-2.8%
21,000	Nestle SA	1,814,472
102,200	Nomad Foods, Ltd. (b)	1,741,488
10,400	The J.M. Smucker Co.	1,319,656
		4,875,616

Health Care Equipment & Supplies-1.8%
18,800	Medtronic PLC (a)	1,614,732
12,400	Zimmer Biomet Holdings, Inc. (a)	1,576,288
		3,191,020

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Health Care Providers & Services-3.3%
6,100	Aetna, Inc.	1,139,602
5,200	McKesson Corp. (a)	878,176
7,500	UnitedHealth Group, Inc.	1,775,850
16,600	Universal Health Services, Inc.-Class B (a)	2,016,900
		5,810,528

Hotels, Restaurants & Leisure-1.4%
37,400	Melco Resorts & Entertainment, Ltd.-ADR (a)	1,113,772
38,500	MGM Resorts International	1,403,325
		2,517,097

Household Durables-2.7%
626	Lennar Corp.-B Shares	31,701
32,500	Lennar Corp.-Class A (a)	2,036,450
31,000	Newell Brands, Inc. (a)	819,640
10,300	Whirlpool Corp. (a)	1,868,626
		4,756,417

Household Products-1.3%
75,000	Essity AB-Class B (b)	2,246,221

Independent Power and Renewable Electricity Producers-0.9%
47,400	NRG Yield, Inc.-Class A	892,542
32,400	Pattern Energy Group, Inc.-Class A (a)	668,088
		1,560,630

Insurance-1.7%
5,400	Allianz SE	1,364,339
13,200	American International Group, Inc.	843,744
5,000	The Travelers Cos., Inc.	749,600
		2,957,683

Internet Software & Services-0.9%
1,400	Alphabet, Inc.-Class C (b)	1,637,916

IT Services-2.4%
66,000	CSRA, Inc.	2,196,480
30,500	Leidos Holdings, Inc. (a)	2,031,300
		4,227,780

Life Sciences Tools & Services-1.3%
10,100	Thermo Fisher Scientific, Inc. (a)	2,263,511

Machinery-2.2%
22,000	Alstom SA	965,553
894,950	CRRC Corp., Ltd.-Class H	886,639
11,900	Snap-on, Inc. (a)	2,038,589
		3,890,781

Media-2.0%
42,000	Comcast Corp.-Class A (a)	1,786,260
265,193	NOS SGPS SA	1,805,938
		3,592,198

Metals & Mining-2.9%
60,000	ArcelorMittal-NY Registered (b)	2,183,400
12,900	Randgold Resources, Ltd.-ADR	1,304,964

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

267,000	Sandfire Resources NL	1,546,918
		5,035,282

Multi-Utilities-1.8%
22,700	CMS Energy Corp. (a)	1,015,825
84,900	Veolia Environnement SA	2,138,720
		3,154,545

Multiline Retail-1.6%
18,300	Dollar General Corp. (a)	1,887,096
13,000	Target Corp.	977,860
		2,864,956

Oil, Gas & Consumable Fuels-5.4%
15,300	Andeavor	1,654,848
42,500	BP PLC-SP ADR	1,818,575
37,500	Enbridge, Inc. (a)	1,373,625
8,900	EOG Resources, Inc.	1,023,500
94,000	Kinder Morgan, Inc. (a)	1,690,120
36,800	SemGroup Corp.-Class A	1,054,320
15,000	TOTAL SA-SP ADR	870,900
		9,485,888

Paper & Forest Products-2.2%
58,000	Fibria Celulose SA-SP ADR	997,600
80,000	Stora Enso OYJ-R Shares	1,372,657
42,000	UPM-Kymmene OYJ	1,415,218
		3,785,475

Pharmaceuticals-2.4%
6,800	Allergan PLC	1,225,768
20,500	Novartis AG-SP ADR (a)	1,846,230
31,300	Pfizer, Inc.	1,159,352
		4,231,350

Real Estate Management & Development-1.0%
65,000	Mitsui Fudosan Co., Ltd.	1,701,360

Road & Rail-2.4%
10,700	Canadian Pacific Railway, Ltd. (a)	1,979,928
690,000	Cosan Logistica SA (b)	2,170,056
		4,149,984

Semiconductors & Semiconductor Equipment-4.2%
41,600	Applied Materials, Inc. (a)	2,231,008
7,100	Broadcom, Ltd. (a)	1,761,013
53,500	Intel Corp. (a)	2,575,490
12,300	SK Hynix, Inc.	846,608
		7,414,119

Software-1.3%
16,000	Microsoft Corp.	1,520,160
29,900	Symantec Corp.	814,177
		2,334,337

Specialty Retail-2.0%
11,400	Lowe’s Cos., Inc.	1,193,922

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

29,100	TJX Cos., Inc.	2,337,312
		3,531,234

Technology Hardware, Storage & Peripherals-2.9%
17,500	Apple, Inc. (a)	2,930,025
525	Samsung Electronics Co., Ltd.	1,226,647
10,000	Western Digital Corp. (a)	889,800
		5,046,472

Textiles, Apparel & Luxury Goods-0.9%
12,900	Carter’s, Inc. (a)	1,551,870

Transportation Infrastructure-0.7%
250,000	CCR SA	1,229,598

Wireless Telecommunication Services-1.1%
600,200	Vodafone Group PLC	1,914,027
	Total Common Stocks (Cost $132,420,070)	174,007,937

Exchange-Traded Funds-1.9%
15,600	iShares Nasdaq Biotechnology ETF	1,779,648
39,500	SPDR S&P Oil & Gas Exploration & Production ETF	1,457,945
	Total Exchange-Traded Funds (Cost $3,085,874)	3,237,593

Total Investments (Cost $135,505,944) (c) - 100.9%		177,245,530
Liabilities in Excess of Other Assets-(0.9)%		(1,500,238)
TOTAL NET ASSETS 100.0%		$175,745,292

Percentages are stated as a percent of net assets.
(a) All or a portion of the security has been designated as collateral for the line of credit.
(b) Non-income producing security.
(c) See Note 2B for the cost of investments for federal tax purposes.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF-Exchange-Traded Fund
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SP ADR-Sponsored American Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Forward Currency Contracts

The following forward currency contracts were held as of January 31, 2018:

Description	Counterparty	Settlement Date	Currency Sold		Settlement Value in USD	Current Value	Unrealized Depreciation
Contracts Sold:
EUR	State Street Bank and Trust Company	06/06/18	3,900,000	EUR	$4,674,794	$4,883,300	$(208,506)
							$(208,506)

Alpine Rising Dividend Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.8%

Aerospace & Defense-3.2%
23,000	Hexcel Corp.	$1,572,050
9,000	Raytheon Co.	1,880,460
		3,452,510

Air Freight & Logistics-1.5%
6,000	FedEx Corp.	1,574,880

Auto Components-1.2%
22,000	Tenneco, Inc.	1,276,220

Banks-9.1%
61,000	Bank of America Corp.	1,952,000
17,000	Citigroup, Inc.	1,334,160
44,000	Citizens Financial Group, Inc.	2,019,600
19,000	JPMorgan Chase & Co.	2,197,730
6,000	Signature Bank (a)	924,000
8,000	The PNC Financial Services Group, Inc.	1,264,160
		9,691,650

Beverages-2.0%
2,500	Constellation Brands, Inc.-Class A	548,675
13,000	PepsiCo, Inc.	1,563,900
		2,112,575

Biotechnology-2.0%
7,000	Amgen, Inc.	1,302,350
8,500	Celgene Corp. (a)	859,860
		2,162,210

Capital Markets-3.1%
8,000	CME Group, Inc.	1,227,840
25,000	Oaktree Capital Group LLC	1,147,500
25,000	The Blackstone Group LP	913,750
		3,289,090

Chemicals-1.3%
8,000	Air Products & Chemicals, Inc.	1,346,960

Commercial Services & Supplies-1.2%
17,000	Deluxe Corp.	1,262,590

Communications Equipment-2.0%
46,000	Cisco Systems, Inc.	1,910,840
10,000	Juniper Networks, Inc.	261,500
		2,172,340

Consumer Finance-2.3%
16,000	Discover Financial Services	1,276,800
29,000	Synchrony Financial	1,150,720
		2,427,520

Diversified Telecommunication Services-2.5%
70,000	AT&T, Inc.	2,621,500

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Electric Utilities-2.0%
20,000	Emera, Inc.	739,838
5,500	NextEra Energy, Inc.	871,310
6,000	Pinnacle West Capital Corp.	479,700
		2,090,848

Electronic Equipment, Instruments & Components-1.8%
19,000	TE Connectivity, Ltd.	1,948,070

Energy Equipment & Services-1.8%
15,000	Helmerich & Payne, Inc.	1,080,450
11,000	Schlumberger, Ltd.	809,380
		1,889,830

Equity Real Estate Investment-2.1%
4,000	Boston Properties, Inc.	494,840
75,000	Colony NorthStar, Inc.-Class A	673,500
22,000	Invitation Homes, Inc.	494,780
3,500	Simon Property Group, Inc.	571,795
		2,234,915

Food & Staples Retailing-1.4%
50,000	Safeway, Inc. (a)(b)	23,508
19,000	Walgreens Boots Alliance, Inc.	1,429,940
		1,453,448

Food Products-1.5%
30,000	Conagra Brands, Inc.	1,140,000
4,000	The J.M. Smucker Co.	507,560
		1,647,560

Health Care Equipment & Supplies-1.6%
7,000	Becton, Dickinson & Co.	1,700,580

Health Care Providers & Services-1.9%
11,000	Aetna, Inc.	2,055,020

Hotels, Restaurants & Leisure-1.5%
30,000	Extended Stay America, Inc.	606,900
18,000	Starbucks Corp.	1,022,580
		1,629,480

Household Durables-1.3%
7,500	Whirlpool Corp.	1,360,650

Household Products-0.9%
11,000	The Procter & Gamble Co.	949,740

Independent Power and Renewable Electricity Producers-0.7%
13,000	Atlantica Yield PLC	274,040
28,000	NRG Yield, Inc.-Class C	529,200
		803,240

Insurance-1.7%
12,500	American International Group, Inc.	799,000
18,000	The Hartford Financial Services Group, Inc.	1,057,680
		1,856,680

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Internet Software & Services-2.4%
1,100	Alphabet, Inc.-Class A (a)	1,300,442
1,100	Alphabet, Inc.-Class C (a)	1,286,934
		2,587,376

IT Services-1.6%
50,000	CSRA, Inc.	1,664,000

Machinery-2.6%
15,000	Ingersoll-Rand PLC	1,419,450
8,000	Snap-on, Inc.	1,370,480
		2,789,930

Media-5.1%
27,000	CBS Corp.-Class B	1,555,470
44,600	Comcast Corp.-Class A	1,896,838
95,000	Entercom Communications Corp.-Class A	1,049,750
30,000	Viacom, Inc.-Class B	1,002,600
		5,504,658

Metals & Mining-1.7%
27,000	Nucor Corp.	1,807,920

Multi-Utilities-0.9%
11,000	CMS Energy Corp.	492,250
8,000	WEC Energy Group, Inc.	514,400
		1,006,650

Oil, Gas & Consumable Fuels-4.6%
24,000	BP PLC-SP ADR	1,026,960
27,000	Enbridge, Inc.	989,010
15,000	Exxon Mobil Corp.	1,309,500
8,000	Marathon Petroleum Corp.	554,160
10,500	Phillips 66	1,075,200
		4,954,830

Pharmaceuticals-5.5%
9,000	Allergan PLC	1,622,340
14,500	Johnson & Johnson	2,003,755
60,000	Pfizer, Inc.	2,222,400
		5,848,495

Road & Rail-1.1%
20,000	CSX Corp.	1,135,400

Semiconductors & Semiconductor Equipment-5.4%
31,000	Applied Materials, Inc.	1,662,530
4,000	Broadcom, Ltd.	992,120
23,500	Intel Corp.	1,131,290
18,500	Texas Instruments, Inc.	2,028,895
		5,814,835

Software-6.0%
32,000	Microsoft Corp.	3,040,320
37,000	Oracle Corp.	1,908,830
55,000	Symantec Corp.	1,497,650
		6,446,800

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Specialty Retail-3.6%
21,000	Lowe’s Cos., Inc.	2,199,330
21,000	TJX Cos., Inc.	1,686,720
		3,886,050

Technology Hardware, Storage & Peripherals-2.7%
17,000	Apple, Inc.	2,846,310
	Total Common Stocks (Cost $71,771,508)	101,303,360

Exchange-Traded Funds-3.3%
27,000	Technology Select Sector SPDR Fund	1,848,150
10,000	Vanguard Health Care ETF	1,646,000
	Total Exchange-Traded Funds (Cost $2,695,345)	3,494,150

Money Market Funds-2.2%
2,343,089	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.51%	2,343,089
	Total Money Market Funds (Cost $2,344,065)	2,343,089

Total Investments (Cost $76,810,918) (c) - 100.3%		107,140,599
Liabilities in Excess of Other Assets-(0.3)%		(307,584)
TOTAL NET ASSETS 100.0%		$106,833,015

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.

(c) See Note 2B for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

PLC-Public Limited Company

SP ADR-Sponsored American Depositary Receipt

Alpine Financial Services Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.7%

Banks-52.2%
15,500	Bank of America Corp.	$496,000
5,000	Bank of the Ozarks, Inc.	249,750
3,500	Banner Corp.	190,190
10,000	Berkshire Hills Bancorp, Inc.	379,500
7,000	Brookline Bancorp, Inc.	112,000
7,500	Bryn Mawr Bank Corp.	336,750
10,000	CenterState Bank Corp.	259,900
5,000	Citigroup, Inc.	392,400
8,500	Citizens Financial Group, Inc.	390,150
4,000	Comerica, Inc.	380,880
12,000	ConnectOne Bancorp, Inc.	349,800
3,000	East West Bancorp, Inc.	197,730
7,000	FCB Financial Holdings, Inc.-Class A (a)	383,600
9,000	First Merchants Corp.	388,440
19,000	FNB Corp.	272,650
4,000	Franklin Financial Network, Inc. (a)	129,000
7,500	Great Western Bancorp, Inc.	316,125
3,500	IBERIABANK Corp.	295,750
4,000	JPMorgan Chase & Co.	462,680
19,000	KeyCorp	406,600
7,000	Opus Bank	189,700
1,500	Pinnacle Financial Partners, Inc.	94,950
3,000	Preferred Bank	193,260
2,000	Signature Bank (a)	308,000
12,000	Sterling Bancorp	297,000
1,000	SVB Financial Group (a)	246,550
4,500	Synovus Financial Corp.	226,755
7,000	TCF Financial Corp.	150,150
4,000	The Bank of NT Butterfield & Son, Ltd.	160,760
2,000	The PNC Financial Services Group, Inc.	316,040
7,000	United Community Banks, Inc.	221,760
7,500	Univest Corp. of Pennsylvania	210,000
12,000	Valley National Bancorp	150,840
4,000	Webster Financial Corp.	226,480
5,500	Western Alliance Bancorp (a)	322,630
5,000	Zions BanCorp.	270,150
		9,974,920

Capital Markets-13.6%
500	Affiliated Managers Group, Inc.	99,815
13,000	Ares Capital Corp.	207,350
4,000	Ares Management LP	93,400
1,500	Associated Capital Group, Inc.-Class A	51,975
10,500	BGC Partners, Inc.-Class A	150,255
6,000	Cowen, Inc. (a)	77,700
5,000	Donnelley Financial Solutions, Inc. (a)	107,250
1,500	Evercore, Inc.-Class A	150,825
2,500	Intercontinental Exchange, Inc.	184,600
5,000	KKR & Co. LP	120,400
28,000	Medley Capital Corp.	142,520
2,500	Nasdaq, Inc.	202,275
8,000	OM Asset Management PLC	143,120
3,000	PJT Partners, Inc.-Class A	142,050
3,500	The Bank of New York Mellon Corp.	198,450
4,000	The Blackstone Group LP	146,200

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

7,000	The Charles Schwab Corp.	373,380
		2,591,565

Consumer Finance-2.6%
2,500	Discover Financial Services	199,500
7,000	Navient Corp.	99,750
5,000	Synchrony Financial	198,400
		497,650

Diversified Financial Services-0.9%
20,000	On Deck Capital, Inc. (a)	90,000
13,535	Tiptree, Inc.	83,240
		173,240

Equity Real Estate Investment-1.8%
10,000	Altisource Residential Corp.	110,100
15,000	Colony NorthStar, Inc.-Class A	134,700
4,500	Invitation Homes, Inc.	101,205
		346,005

Insurance-9.2%
4,000	American International Group, Inc.	255,680
4,000	Athene Holding, Ltd.-Class A (a)	200,640
9,000	Atlas Financial Holdings, Inc. (a)	180,450
5,000	Federated National Holding Co.	74,150
4,000	FNF Group	155,920
1,500	The Allstate Corp.	148,155
2,000	The Hanover Insurance Group, Inc.	226,300
2,000	The Hartford Financial Services Group, Inc.	117,520
1,500	The Travelers Cos., Inc.	224,880
200	White Mountains Insurance Group, Ltd.	167,980
		1,751,675

IT Services-1.1%
1,000	Fidelity National Information Services, Inc.	102,360
6,000	First Data Corp.-Class A (a)	106,200
		208,560

Mortgage Real Estate Investment-2.3%
6,000	Granite Point Mortgage Trust, Inc.	103,440
6,000	Owens Realty Mortgage, Inc.	85,500
3,500	PennyMac Mortgage Investment Trust	57,400
9,500	Starwood Property Trust, Inc.	193,705
		440,045

Real Estate Management & Development-2.1%
2,500	CBRE Group, Inc.-Class A (a)	114,225
6,000	Five Point Holdings LLC-Class A (a)	82,800
12,000	Kennedy-Wilson Holdings, Inc.	213,000
		410,025

Thrifts & Mortgage Finance-5.9%
3,000	HomeStreet, Inc. (a)	88,350
10,000	NMI Holdings, Inc.-Class A (a)	183,500
10,000	OceanFirst Financial Corp.	264,500
7,000	Radian Group, Inc.	154,490
30,000	United Community Financial Corp.	292,500

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

3,000	Walker & Dunlop, Inc. (a)	139,350
		1,122,690
	Total Common Stocks (Cost $11,778,151)	17,516,375

Money Market Funds-8.5%
1,621,432	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.51%	1,621,432
	Total Money Market Funds (Cost $1,622,216)	1,621,432

Total Investments (Cost $13,400,367) (b) - 100.2%		19,137,807
Liabilities in Excess of Other Assets-(0.2)%		(46,810)
TOTAL NET ASSETS 100.0%		$19,090,997

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) See Note 2B for the cost of investments for federal tax purposes.

PLC-Public Limited Company

Alpine Small Cap Fund

Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

Shares	Security Description	Value

Common Stocks-77.8%

Auto Components-3.0%
3,949	LCI Industries	$435,377

Banks-3.6%
10,635	Enterprise Financial Services Corp.	517,393

Biotechnology-3.8%
3,284	Ligand Pharmaceuticals, Inc. (a)	517,624
30,000	VistaGen Therapeutics, Inc. (a)	36,900
		554,524

Building Products-6.8%
3,248	American Woodmark Corp. (a)	441,241
6,800	Apogee Enterprises, Inc.	309,468
1,924	Gibraltar Industries, Inc. (a)	71,380
2,550	Patrick Industries, Inc. (a)	163,328
		985,417

Chemicals-1.5%
23,245	AgroFresh Solutions, Inc. (a)	175,267
2,000	Northern Technologies International Corp.	46,800
		222,067

Communications Equipment-2.1%
5,926	ARRIS International PLC (a)	149,928
10,000	Extreme Networks, Inc. (a)	150,300
		300,228

Construction & Engineering-6.6%
6,500	Dycom Industries, Inc. (a)	758,615
5,000	Quanta Services, Inc. (a)	192,450
		951,065

Construction Materials-5.0%
1,000	Eagle Materials, Inc.	112,050
8,923	Summit Materials, Inc.-Class A (a)	285,090
4,220	U.S. Concrete, Inc. (a)	328,527
		725,667

Electric Utilities-2.0%
6,655	Portland General Electric Co.	281,839

Electronic Equipment, Instruments & Components-2.2%
1,500	Orbotech, Ltd. (a)	79,890
1,400	Rogers Corp. (a)	230,692
		310,582

Energy Equipment & Services-1.5%
12,000	Matrix Service Co. (a)	214,800

Equity Real Estate Investment-2.0%
26,878	Altisource Residential Corp.	295,927

Food Products-4.8%
18,685	Hostess Brands, Inc. (a)	257,853

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

25,875	Nomad Foods, Ltd. (a)	440,910
		698,763

Health Care Equipment & Supplies-0.9%
15,000	ViewRay, Inc. (a)	133,950

Hotels, Restaurants & Leisure-0.9%
700	Cracker Barrel Old Country Store, Inc.	123,536

Household Durables-1.1%
5,000	Century Communities, Inc. (a)	158,000

Insurance-1.4%
10,000	Greenlight Capital Re, Ltd.-Class A (a)	202,500

Internet Software & Services-2.5%
3,000	Alarm.com Holdings, Inc. (a)	115,140
14,500	NIC, Inc.	240,700
		355,840

Life Sciences Tools & Services-2.2%
8,284	Syneos Health, Inc. (a)	317,691

Media-4.2%
6,777	Live Nation Entertainment, Inc. (a)	305,372
3,935	Nexstar Media Group, Inc.-Class A	295,518
		600,890

Real Estate Management & Development-1.5%
12,284	Kennedy-Wilson Holdings, Inc.	218,041

Semiconductors & Semiconductor Equipment-0.6%
4,000	Ultra Clean Holdings, Inc. (a)	86,760

Software-11.3%
4,000	BlackBerry, Ltd. (a)	50,640
4,000	CommVault Systems, Inc. (a)	213,400
3,000	Fair Isaac Corp.	517,980
6,841	SS&C Technologies Holdings, Inc.	343,965
13,970	The Descartes Systems Group, Inc. (a)	396,050
30,000	Zynga, Inc.-Class A (a)	107,400
		1,629,435

Specialty Retail-0.6%
5,000	GameStop Corp.-Class A	84,050

Textiles, Apparel & Luxury Goods-1.0%
10,000	Lakeland Industries, Inc. (a)	141,000

Thrifts & Mortgage Finance-4.7%
8,254	Essent Group, Ltd. (a)	383,976
2,575	Meta Financial Group, Inc.	301,275
		685,251
	Total Common Stocks (Cost $9,630,242)	11,230,593

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

January 31, 2018 (Unaudited)

Warrants-0.0% (b)

Biotechnology-0.0% (b)
30,000	VistaGen Therapeutics, Inc. Expiration: December 11, 2022 Exercise Price: $1.50	0
	Total Warrants (Cost $0)	0

Money Market Funds-20.3%
545,396	Fidelity Prime Money Market Portfolio, 1.56%	545,396
2,392,719	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 1.51%	2,392,719
	Total Money Market Funds (Cost $2,939,414)	2,938,115

Total Investments (Cost $12,569,656) (c) - 98.1%		14,168,708
Other Assets in Excess of Liabilities-1.9%		275,234
TOTAL NET ASSETS 100.0%		$14,443,942

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) See Note 2B for the cost of investments for federal tax purposes.
PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

January 31, 2018 (Unaudited)

1. Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund are four separate series of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Dynamic Dividend Fund seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital. Alpine Rising Dividend Fund seeks income. Long-term growth of capital is a secondary objective. Alpine Financial Services Fund seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities. Alpine Small Cap Fund seeks capital appreciation. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC 820, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1	—	Unadjusted quoted prices in active markets for identical instruments.

Level 2	—	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2018:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$174,007,937	$—	$—	$174,007,937
Exchange-Traded Funds	3,237,593	—	—	3,237,593
Total	$177,245,530	$—	$—	$177,245,530

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	—	(208,506)	—	(208,506)
Total	$—	$(208,506)	$—	$(208,506)

	Valuation Inputs
Rising Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$3,452,510	$—	$—	$3,452,510
Air Freight & Logistics	1,574,880	—	—	1,574,880
Auto Components	1,276,220	—	—	1,276,220
Banks	9,691,650	—	—	9,691,650
Beverages	2,112,575	—	—	2,112,575
Biotechnology	2,162,210	—	—	2,162,210
Capital Markets	3,289,090	—	—	3,289,090
Chemicals	1,346,960	—	—	1,346,960
Commercial Services & Supplies	1,262,590	—	—	1,262,590
Communications Equipment	2,172,340	—	—	2,172,340
Consumer Finance	2,427,520	—	—	2,427,520
Diversified Telecommunication Services	2,621,500	—	—	2,621,500
Electric Utilities	2,090,848	—	—	2,090,848
Electronic Equipment, Instruments & Components	1,948,070	—	—	1,948,070
Energy Equipment & Services	1,889,830	—	—	1,889,830
Equity Real Estate Investment	2,234,915	—	—	2,234,915
Food & Staples Retailing	1,429,940	—	23,508	1,453,448
Food Products	1,647,560	—	—	1,647,560
Health Care Equipment & Supplies	1,700,580	—	—	1,700,580
Health Care Providers & Services	2,055,020	—	—	2,055,020
Hotels, Restaurants & Leisure	1,629,480	—	—	1,629,480
Household Durables	1,360,650	—	—	1,360,650
Household Products	949,740	—	—	949,740
IT Services	1,664,000	—	—	1,664,000
Independent Power and Renewable Electricity Producers	803,240	—	—	803,240
Insurance	1,856,680	—	—	1,856,680
Internet Software & Services	2,587,376	—	—	2,587,376
Machinery	2,789,930	—	—	2,789,930
Media	5,504,658	—	—	5,504,658
Metals & Mining	1,807,920	—	—	1,807,920
Multi-Utilities	1,006,650	—	—	1,006,650
Oil, Gas & Consumable Fuels	4,954,830	—	—	4,954,830
Pharmaceuticals	5,848,495	—	—	5,848,495
Road & Rail	1,135,400	—	—	1,135,400
Semiconductors & Semiconductor Equipment	5,814,835	—	—	5,814,835
Software	6,446,800	—	—	6,446,800
Specialty Retail	3,886,050	—	—	3,886,050
Technology Hardware, Storage & Peripherals	2,846,310	—	—	2,846,310
Exchange-Traded Funds	3,494,150	—	—	3,494,150
Money Market Funds	2,343,089	—	—	2,343,089
Total	$107,117,091	$—	$23,508	$107,140,599

	Valuation Inputs
Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$17,516,375	$—	$—	$17,516,375
Money Market Funds	1,621,432	—	—	1,621,432
Total	$19,137,807	$—	$—	$19,137,807

	Valuation Inputs
Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$11,230,593	$—	$—	$11,230,593
Warrants	—	0	—	0
Money Market Funds	2,938,115	—	—	2,938,115
Total	$14,168,708	$0	$—	$14,168,708

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3. The Funds recognize transfers as of the beginning of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rising Dividend Fund
Balance as of October 31, 2017	$23,933
Realized gain (loss)	-
Change in unrealized depreciation	(425)
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of January 31, 2018	$23,508
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$(425)

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Dynamic Dividend Fund	$135,505,944	$45,208,629	$(3,469,043)	$41,739,586
Rising Dividend Fund	76,810,918	30,939,297	(609,616)	30,329,681
Financial Services Fund	13,400,367	5,847,569	(110,129)	5,737,440
Small Cap Fund	12,569,656	2,273,412	(674,360)	1,599,052

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

Each of the Dynamic Dividend Fund, Rising Dividend Fund and Financial Services Fund may invest without limitation in foreign securities. The Small Cap Fund may invest up to 30% of the value of its net assets in foreign securities. The Funds do not isolate the portion of each portfolio invested in foreign sceurities of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations.

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Options:

The Funds may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Funds may also purchase put options on individual securities. The Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Funds’ portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. There were no options contracts held as of January 31, 2018.

Written options transactions for the period ended January 31, 2018 were as follows in the Rising Dividend Fund:

	Number of Contracts	Premiums Received
Written Options, outstanding as of October 31, 2017	200	$19,391
Options expired	(200)	(19,391)
Written Options, outstanding as of January 31, 2018	-	$-

H. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The Dynamic Dividend Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 23, 2018

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 23, 2018

*  Print the name and title of each signing officer under his or her signature.